PREPAYMENTS AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2019
PREPAYMENTS AND OTHER RECEIVABLES [abstract]
Disclosure of prepayments and other receivables

20        PREPAYMENTS AND OTHER RECEIVABLES

	2018	2019
	RMB’000	RMB’000

Due from third parties	313,801	282,229
Due from related parties	35,106	83,848
	348,907	366,077

	2018
	RMB’000

Other receivables	321,855	255,494
Less: Provision for impairment	(10,590)	(10,590)
Other receivables, net (Note (a))	311,265	244,904
Prepayments (Note (b))	37,642	121,173
	348,907	366,077